Segmental reporting - Analysis of results by business (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Barclays Bank Group [member] | Head Office [member]
Disclosure of operating segments [line items]
Certain legacy capital instrument funding costs	£ 351